AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 16, 2000

                                                       REGISTRATION NO. 33-59029
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                       ---------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 5
                                       TO
                                    FORM S-6

                       ---------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                       ---------------------------------

A. EXACT NAME OF TRUST:

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--91
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

 MERRILL LYNCH, PIERCE,                               SALOMON SMITH BARNEY INC.
     FENNER & SMITH                                         388 GREENWICH
      INCORPORATED                                       STREET--23RD FLOOR
   DEFINED ASSET FUNDS                                   NEW YORK, NY 10013
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051

  PRUDENTIAL SECURITIES    PAINEWEBBER INCORPORATED   DEAN WITTER REYNOLDS INC.
      INCORPORATED            1285 AVENUE OF THE           TWO WORLD TRADE
   ONE NEW YORK PLAZA              AMERICAS              CENTER--59TH FLOOR
   NEW YORK, NY 10292         NEW YORK, NY 10019         NEW YORK, NY 10048

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:

  TERESA KONCICK, ESQ.         ROBERT E. HOLLEY           MICHAEL KOCHMANN
      P.O. BOX 9051            1200 HARBOR BLVD.          388 GREENWICH ST.
PRINCETON, NJ 08543-9051      WEEHAWKEN, NJ 07087        NEW YORK, NY 10013
   LEE B. SPENCER, JR.            COPIES TO:             DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA       PIERRE DE SAINT PHALLE,   DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292                ESQ.                  TWO WORLD TRADE
                             450 LEXINGTON AVENUE        CENTER--59TH FLOOR
                              NEW YORK, NY 10017         NEW YORK, NY 10048

The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 13, 2000.

Check box if it is proposed that this filing will become effective on August 25, 2000 pursuant to paragraph (b) of Rule 485. /X/
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                           DEFINED ASSET FUNDS-REGISTERED TRADEMARK-
                           ----------------------------------------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           MULTISTATE SERIES--91
                           (A UNIT INVESTMENT TRUST)

                           -  CALIFORNIA, NEW JERSEY AND NEW YORK PORTFOLIOS
                           - PORTFOLIOS OF INTERMEDIATE AND LONG-TERM MUNICIPAL BONDS
                           -  DESIGNED TO BE FREE OF REGULAR FEDERAL INCOME TAX
                           -  EXEMPT FROM SOME STATE TAXES
                           -  MONTHLY DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INCORPORATED               upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated August 25, 2000.

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Defined Asset Funds-Registered Trademark-
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   - A Disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
   - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
   - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
   - Ongoing supervision: We monitor each portfolio on an ongoing basis.

No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF MAY 31, 2000, THE EVALUATION DATE.

CONTENTS

                                                    PAGE
                                                    ----
California Insured Portfolio--
  Risk/Return Summary.............................    3
New Jersey Intermediate Portfolio--
  Risk/Return Summary.............................    6
New York Insured Portfolio--
  Risk/Return Summary.............................    9
What You Can Expect From Your Investment..........   13
  Monthly Income..................................   13
  Return Figures..................................   13
  Records and Reports.............................   13
The Risks You Face................................   14
  Interest Rate Risk..............................   14
  Call Risk.......................................   14
  Reduced Diversification Risk....................   14
  Liquidity Risk..................................   14
  Concentration Risk..............................   14
  State Concentration Risk........................   14
  Bond Quality Risk...............................   16
  Insurance Related Risk..........................   16
  Litigation and Legislation Risks................   17
Selling or Exchanging Units.......................   17
  Sponsors' Secondary Market......................   17
  Selling Units to the Trustee....................   17
  Exchange Option.................................   18
How The Fund Works................................   18
  Pricing.........................................   18
  Evaluations.....................................   18
  Income..........................................   19
  Expenses........................................   19
  Portfolio Changes...............................   19
  Fund Termination................................   20
  Certificates....................................   20
  Trust Indenture.................................   20
  Legal Opinion...................................   21
  Auditors........................................   21
  Sponsors........................................   21
  Trustee.........................................   22
  Underwriters' and Sponsors' Profits.............   22
  Public Distribution.............................   22
  Code of Ethics..................................   22
  Year 2000 Issues................................   22
Taxes.............................................   23
Supplemental Information..........................   25
Financial Statements..............................  D-1

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CALIFORNIA INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 8 long-term tax-exempt municipal bonds with an aggregate face amount of $3,475,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /General Obligation                                      9%
/ /Hospitals/Health Care                                  14%
/ /Housing                                                16%
/ /Industrial Development Revenue                          9%
/ /Municipal Water/Sewer Utilities                        16%
/ /Special Tax Issues                                     16%
/ /Universities/Colleges                                  20%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF CALIFORNIA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO CALIFORNIA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

WHAT YOU MAY EXPECT (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit                     $4.46
Annual Income per unit:                             $53.57
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.69
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.55
Evaluator's Fee                                      $0.37
Organization Costs                                   $0.20
Other Operating Expenses                             $0.48
                                                     -----
TOTAL                                                $2.29

   The Sponsors historically paid organization costs and updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   In the following chart we show past performance of prior California Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior California Series were offered after 1987 and were outstanding on June 30, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 6/30/00.

                    WITH SALES FEE                    NO SALES FEE
               1 YEAR     5 YEARS  10 YEARS     1 YEAR     5 YEARS  10 YEARS
----------------------------------------------------------------------------
High               5.23%   5.37%     5.80%          5.64%   6.56%     6.30%
Average            0.98    4.35      5.55           3.01    5.41      6.12
Low               -1.04    2.54      5.29           1.55    3.30      5.88
----------------------------------------------------------------------------
Average
Sales fee          2.05%   5.27%     5.65%
----------------------------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $982.94
(as of May 31, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some California state and local personal income taxes if you live in California.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW JERSEY INTERMEDIATE PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of intermediate term municipal revenue bonds with an
   estimated average life of about   years.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 11 intermediate term tax-exempt municipal bonds with an aggregate face amount of $3,555,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. THE QUALITY OF THE BONDS MAY CURRENTLY BE LOWER.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - % of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /Airports/Ports/Highways                                 5%
/ /General Obligation                                     12%
/ /Hospitals/Health Care                                  15%
/ /Housing                                                 8%
/ /Independent Schools                                    16%
/ /Lease Rental                                            6%
/ /Municipal Water/Sewer Utilities                        19%
/ /Universities/Colleges                                  19%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW JERSEY SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW JERSEY WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

WHAT YOU MAY EXPECT (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit                     $4.05
Annual Income per unit:                             $48.64
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.75%

   Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per unit.

   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.75%
$100,000 to $249,999                                      2.50%
$250,000 to $499,999                                      2.25%
$500,000 to $999,999                                      2.00%
$1,000,000 and over                                       1.75%
Maximum Exchange Fee                                      1.75%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.69
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.54
Evaluator's Fee                                      $0.34
Organization Costs                                   $0.20
Other Operating Expenses                             $0.59
                                                     -----
TOTAL                                                $2.36

   The Sponsors historically paid organization costs and updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE OF PRIOR NEW JERSEY PORTFOLIOS, WHICH HAD INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE PRIOR SERIES DIFFERED IN THAT THEY CHARGED A HIGHER SALES FEE. These prior New Jersey Series were offered after 1987 and were outstanding on June 30, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 6/30/00.

               WITH SALES FEE          NO SALES FEE
               1 YEAR     5 YEARS     1 YEAR     5 YEARS
--------------------------------------------------------
High               3.82%   5.02%          4.72%   6.19%
Average            0.82    4.15           2.80    5.24
Low               -2.37    2.38           0.51    3.17
--------------------------------------------------------
Average
Sales fee          2.00%   5.44%
--------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $1,007.70
(as of May 31, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New Jersey state and local personal income taxes if you live in New Jersey.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $3,995,000.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The bonds are rated AAA or Aaa by Standard & Poor's, Moody's or Fitch.

 - Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

 - 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   The Portfolio consists of municipal bonds of the following types:

                                                    APPROXIMATE
                                                     PORTFOLIO
                                                    PERCENTAGE
/ /General Obligation                                     18%
/ /Hospitals/Health Care                                  15%
/ /Industrial Development Revenue                         13%
/ /Lease Rental                                           19%
/ /Municipal Water/Sewer Utilities                        19%
/ /Refunded Bonds                                         16%

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW YORK SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW YORK WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

What You May Expect (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit                     $4.39
Annual Income per unit:                             $52.75
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on new
purchases (as a percentage of
$1,000 invested)                                    2.90%

   Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

   The maximum sales fee is reduced if you invest at least $100,000, as follows:

                                                    YOUR MAXIMUM
                                                     SALES FEE
                  IF YOU INVEST:                      WILL BE:
                  --------------                    ------------
Less than $100,000                                        2.90%
$100,000 to $249,999                                      2.65%
$250,000 to $499,999                                      2.40%
$500,000 to $999,999                                      2.15%
$1,000,000 and over                                       1.90%
Maximum Exchange Fee                                      1.90%

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Trustee's Fee                                        $0.70
Portfolio Supervision,
 Bookkeeping and
 Administrative Fees
 (including updating
 expenses)                                           $0.55
Evaluator's Fee                                      $0.33
Organization Costs                                   $0.20
Other Operating Expenses                             $0.47
                                                     -----
TOTAL                                                $2.25

   The Sponsors historically paid organization costs and updating expenses.

 7. HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
   In the following chart we show past performance of prior New York Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior New York Series were offered after 1987 and were outstanding on June 30, 2000. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.

   AVERAGE ANNUAL COMPOUND TOTAL RETURNS
                    FOR PRIOR SERIES
    REFLECTING ALL EXPENSES. FOR PERIODS ENDED 6/30/00.

                    WITH SALES FEE                    NO SALES FEE
               1 YEAR     5 YEARS  10 YEARS     1 YEAR     5 YEARS  10 YEARS
----------------------------------------------------------------------------
High               7.07%   5.27%     6.26%          7.16%   6.45%     6.85%
Average            0.81    4.03      5.80           2.86    5.06      6.38
Low               -2.59    2.35      5.52          -0.14    3.22      6.11
----------------------------------------------------------------------------
Average
Sales fee          2.07%   5.11%     5.78%
----------------------------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $972.34
(as of May 31, 2000)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

11. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New York state and local personal income taxes if you live in New York.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
TAXABLE INCOME 2000*                TAX RATE                            TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN        %       3%    3.5%    4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
----------------------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $     $0- 43,050     20.10   3.75   4.38   5.01    5.63    6.26    6.88    7.51    8.14    8.76    9.39   10.01
$ 26,251- 63,550  $ 43,851-105,950     34.70   4.59   5.36   6.13    6.89    7.66    8.42    9.19    9.95   10.72   11.48   12.25
$ 63,551-132,600  $105,951-161,450     37.42   4.79   5.59   6.39    7.19    7.99    8.79    9.59   10.39   11.19   11.98   12.78
$132,601-288,350  $161,451-288,350     41.95   5.17   6.03   6.89    7.75    8.61    9.47   10.34   11.20   12.06   12.92   13.78
   OVER $288,350     OVER $288,350     45.22   5.48   6.39   7.30    8.21    9.13   10.04   10.95   11.87   12.78   13.69   14.60

                            FOR NEW JERSEY RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
TAXABLE INCOME 2000*                TAX RATE                            TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $     $0- 43,850     16.49   4.79   5.39   5.99    6.59    7.18    7.78    8.38    8.98    9.58
$ 26,251- 63,550  $ 43,851-105,950     31.98   5.88   6.62   7.35    8.09    8.82    9.56   10.29   11.03   11.76
$ 63,551-132,600  $105,951-161,450     35.40   6.19   6.97   7.74    8.51    9.29   10.06   10.84   11.61   12.38
$132,601-288,350  $161,451-288,350     40.08   6.68   7.51   8.34    9.18   10.01   10.85   11.68   12.52   13.35
   OVER $288,350     OVER $288,350     43.45   7.07   7.96   8.84    9.73   10.61   11.49   12.38   13.26   14.15

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
TAXABLE INCOME 2000*                TAX RATE                            TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $      0- 43,850     23.94   5.26   5.92   6.57    7.23    7.89    8.55    9.20    9.86   10.52
$ 26,251- 63,550  $ 43,851-105,950     23.99   5.26   5.92   6.58    7.24    7.89    8.55    9.21    9.87   10.52
$ 26,251- 63,550  $ 43,851-105,950     35.65   6.22   6.99   7.77    8.55    9.32   10.10   10.88   11.66   12.43
$ 63,551-132,600  $105,951-161,450     38.33   6.49   7.30   8.11    8.92    9.73   10.54   11.35   12.16   12.97
$132,601-288,350  $161,451-288,350     42.80   6.99   7.87   8.74    9.62   10.49   11.36   12.24   13.11   13.99
   OVER $288,350     OVER $288,350     46.02   7.41   8.34   9.26   10.19   11.12   12.04   12.97   13.89   14.82

                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------

                                    COMBINED
                                    EFFECTIVE
TAXABLE INCOME 2000*                TAX RATE                            TAX-FREE YIELD OF
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $     $0- 43,850     20.82   5.05   5.68   6.31    6.95    7.58    8.21    8.84    9.47   10.10
$ 26,251- 63,550  $ 43,851-105,950     32.93   5.96   6.71   7.46    8.20    8.95    9.69   10.44   11.18   11.93
$ 63,551-132,600  $105,951-161,450     35.73   6.22   7.00   7.78    8.56    9.34   10.11   10.89   11.67   12.45
$132,601-288,350  $161,451-288,350     40.38   6.71   7.55   8.39    9.23   10.06   10.90   11.74   12.58   13.42
   OVER $288,350     OVER $288,350     43.74   7.11   8.00   8.89    9.78   10.66   11.55   12.44   13.33   14.22

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:

  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual        Estimated
Interest Income   -  Annual Expenses
------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:

- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:

- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:

  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be "concentrated" in that bond type, which makes the Portfolio less diversified.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

CALIFORNIA RISK

GENERALLY

From the late 1980s through the early 1990s, an economic recession eroded California's revenue base. At the same time rapid population growth caused State expenditures to exceed budget appropriations.

  - As a result California experienced a period of sustained budget imbalance.

  - Since that time the California economy has improved markedly and the extreme budgetary pressures have begun to lessen.

STATE GOVERNMENT

The 1999-2000 Budget Act allocated a State budget of approximately $63.7 Billion and contains no tax increases or reductions. Despite this somewhat improved state, California's budget is still subject to certain unforeseeable events. For example:

  - In December, 1994, Orange County and its investment pool filed for bankruptcy. While a settlement has been reached, the full impact on the State and Orange County remains unknown.
  - California faces constant fluctuations in other expenses (including health and welfare caseloads, property tax receipts, federal funding and natural disaster relief) that will undoubtedly create new budgetary pressure and reduce ability to pay their debts.
  - California's general obligation bonds are currently rated AA3 by Moody's and AA- by Standard & Poor's.

OTHER RISKS

Issuers' ability to make payments on bonds (and the remedies available to bondholders) could also be adversely affected by the following constraints:

  - Certain provisions of California's Constitution, laws and regulatory system contain tax, spending and appropriations limits and prohibit certain new taxes.
  - Certain other California laws subject the users of bond proceeds to strict rules and limits regarding revenue repayment.
  - Bonds of healthcare institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal program for health care services to welfare recipients and bonds secured by liens on real property are two of the types of bonds that could be affected by these provisions.

NEW JERSEY RISKS

STATE AND LOCAL GOVERNMENT

Certain features of New Jersey law could affect the repayment of debt:

  - the State of New Jersey and its agencies and public authorities issue general obligation bonds, which are secured by the full faith and credit of the state, backed by its taxing authority, without recourse to specific sources of revenue, therefore, any liability to increase taxes could impair the state's ability to repay debt; and
  - the state is required by law to maintain a balanced budget, and state spending for any given municipality or county cannot increase by more than 5% per year. This limit could make it harder for any particular county or municipality to repay its debts.

In recent years the state budget's main expenditures have been

  - elementary and secondary education, and
  - state agencies and programs, including police and corrections facilities, higher education, and environmental protection.

The state's general obligations are rated Aa1 by Moody's and AA+ by Standard & Poor's.

NEW YORK RISKS

GENERALLY

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

  - the high combined state and local tax burden;
  - a decline in manufacturing jobs, leading to above-average unemployment;
  - sensitivity to the financial services industry; and
  - dependence on federal aid.

STATE GOVERNMENT

The State government frequently has difficulty approving budgets on time. Budget gaps of $3 billion and $5 billion are projected for the next two years. The State's general obligation bonds are rated A+ by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

NEW YORK CITY GOVERNMENT

Even though the City had budget surpluses each year from 1981, budget gaps of over $2 billion are projected for the 2002, 2003 and 2004 fiscal years. New York City faces fiscal pressures from:

  - aging public facilities that need repair or replacement;
  - welfare and medical costs;
  - expiring labor contracts; and
  - a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A- by Standard & Poor's and A3 by Moody's. $31.2 billion of combined City, MAC and PBC debt is outstanding, and the City proposes $25.3 billion of financing over fiscal 1999-2003. New York City currently expects to reach its constitutional limits on debt issuance in Fiscal 2003.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:

  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:

  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 28 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:

  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. In addition, you may exchange into this Fund from certain other Defined Asset Funds and unit trusts. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

In addition, as with mutual funds, the Fund (and therefore the investors) pay all or some of the costs of organizing the Fund including:

  - cost of initial preparation of legal documents;
  - federal and state registration fees;
  - initial fees and expenses of the Trustee;
  - initial audit; and
  - legal expenses and other out-of-pocket expenses.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:

  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:

  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:

  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:

  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:

  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York, 101 Barclay Street, 17 W, New York, New York 10268, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). To date we are not aware of any major operational difficulties resulting from the computer system changes necessary to prepare for the Year 2000. However, there can be no assurance that the Year 2000 Problem will not adversely affect the issuers of the bonds contained in the Portfolio. We cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuers (or other users of bond proceeds) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

NEW YORK TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

CALIFORNIA TAXES

In the opinion of O'Melveny & Myers LLP, Los Angeles, California, special counsel on California tax matters:

Under the income tax laws of the State of California, the Trust will not be taxed as a corporation and you will be considered to own directly your share of each bond of the Trust. If you are a California taxpayer, your share of the income from the bonds of the Trust will not be tax-exempt in California except for California personal income tax purposes and only to the extent that the income is earned on bonds that are exempt for such purposes. If you are a California taxpayer and all or part of your share of a bond is disposed of (for example, when a bond is sold, exchanged or redeemed at maturity or you sell or exchange your units), you will recognize gain or loss for California tax purposes. Depending on where you live, your income from the Trust may be subject to state and local taxation. You should consult your tax advisor in this regard.

NEW JERSEY TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on New Jersey tax matters:

The Fund will not be taxed as a corporation under the current income tax laws of the State of New Jersey. Your income from the Fund may be subject to taxation depending on where you live. If you are a New Jersey taxpayer your income from the Fund (including gains on sales of bonds by the Fund) and gains on sales of units by you will be tax-exempt to the extent that income and gains are earned on bonds that are tax-exempt for New Jersey purposes. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Fund.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 91 (CALIFORNIA, NEW JERSEY AND NEW YORK TRUSTS) DEFINED ASSET FUNDS


REPORT OF INDEPENDENT ACCOUNTANTS


The Sponsors, Trustee and Holders
  of Municipal Investment Trust Fund,
  Multistate Series - 91 (California, New Jersey and New York Trusts) Defined Asset Funds:

We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 91 (California, New Jersey and New York Trusts) Defined Asset Funds, including the portfolios, as of May 31, 2000 and the related statements of operations and of changes in net assets for the years ended May 31, 2000, 1999 and 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at May 31, 2000, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 91 (California, New Jersey and New York Trusts) Defined Asset Funds at May 31, 2000 and the results of their operations and changes in their net assets for the above-stated years in accordance with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

New York, N.Y.
August 8, 2000

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 91 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF MAY 31, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $3,320,533)(Note 1)......................                  $3,358,649
  Accrued interest receivable......................                      70,649
                                                                   _____________

              Total trust property.................                   3,429,298

LESS LIABILITIES:
  Advance from Trustee.............................   $   20,693
  Accrued expenses.................................        3,297         23,990
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  3,519 units of fractional undivided
    interest outstanding (Note 3)..................    3,361,019
  Undistributed net investment income..............       44,289
                                                    _____________
                                                                     $3,405,308
                                                                   =============
UNIT VALUE ($3,405,308/3,519 units)................                     $967.69
                                                                   =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 91 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                             .........Years Ended May 31,............
                                                 2000         1999         1998
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $206,168     $208,995     $216,614
  Trustee's fees and expenses...............      (5,438)      (5,622)      (4,456)
  Sponsors' fees............................      (1,290)      (1,703)      (1,743)
  Organizational expenses...................        (800)        (800)        (800)
                                             _________________________________________
  Net investment income.....................     198,640      200,870      209,615
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on securities
    sold or redeemed........................      (1,586)       2,837       14,137
  Unrealized appreciation (depreciation)
    of investments..........................    (250,914)      (5,628)     187,449
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................    (252,500)      (2,791)     201,586
                                             _________________________________________

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................    $(53,860)    $198,079     $411,201
                                             =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 91 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                               .........Years Ended May 31,............
                                                   2000         1999         1998
                                               _________________________________________
OPERATIONS:
  Net investment income.......................   $ 198,640    $ 200,870    $ 209,615
  Realized gain (loss) on securities
    sold or redeemed..........................      (1,586)       2,837       14,137
  Unrealized appreciation (depreciation)
    of investments............................    (250,914)      (5,628)     187,449
                                               _________________________________________
  Net increase (decrease) in net assets
    resulting from operations.................     (53,860)     198,079      411,201
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (198,209)    (201,433)    (208,275)
  Principal...................................        (593)      (4,985)      (3,351)
                                               _________________________________________
  Total distributions.........................    (198,802)    (206,418)    (211,626)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  189, 40 and 194 units, respectively.........    (182,006)     (41,903)    (201,426)
                                               _________________________________________
NET DECREASE IN NET ASSETS....................    (434,668)     (50,242)      (1,851)

NET ASSETS AT BEGINNING OF YEAR...............   3,839,976    3,890,218    3,892,069
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $3,405,308   $3,839,976   $3,890,218
                                               =========================================
PER UNIT:
  Income distributions during year............      $53.64       $53.84       $53.75
                                               =========================================
  Principal distributions during year.........       $0.16        $1.33        $0.86
                                               =========================================
  Net asset value at end of year..............     $967.69    $1,035.59    $1,037.95
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       3,519        3,708        3,748
                                               =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 91 (CALIFORNIA TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 3,519 units at Date of Deposit..............    $3,529,381
      Less sales charge...................................       158,834
                                                           ______________
      Net amount applicable to Holders....................     3,370,547
      Redemptions of units - net cost of 481 units
        redeemed less redemption amounts..................       (16,970)
      Realized gain on securities sold or redeemed........        18,255
      Principal distributions.............................       (48,929)
      Net unrealized appreciation of investments..........        38,116
                                                           ______________

      Net capital applicable to Holders...................    $3,361,019
                                                           ==============

  4.  INCOME TAXES

      As of May 31, 2000, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $38,116, of which $43,987 related to appreciated securities and $5, 871 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $3,320,533 at May 31, 2000.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 91
DEFINED ASSET FUNDS

PORTFOLIO OF THE CALIFORNIA TRUST (INSURED)
AS OF MAY 31, 2000

                                       Rating                                        Optional
    Portfolio No. and Title of            of           Face                          Redemption
            Securities(4)              Issues(1)       Amount  Coupon Maturities(3)  Provisions(3)             Cost      Value(2)
            _____________              _________       ______  ______ _____________  _____________             ____      ________
 1 State of California, Various            AAA       $  300,000   5.125%   2017         10/01/03         $  271,365    $  277,713
   Purpose General Obligation                                                           @ 102.000
   Refunding Bonds (FSAM Ins.)

 2 California Educl. Fac. Auth., Rfdg.     AAA          600,000   5.750    2018         06/01/05            577,800       599,334
   Rev. Bonds (Coll. of Osteopathic                                                     @ 102.000
   Medicine of the Pacific), Ser. 1995
   (Connie Lee Ins.)

 3 California Housing Finance Agency,      AAA          560,000   5.700    2025         02/01/04            536,833       531,295
   Home Mortgage Revenue Bonds, 1993                                                    @ 102.000
   Ser. B (MBIA Ins.)

 4 California Statewide Community          AAA          490,000   5.500    2022         08/15/05            454,255       462,398
   Development Authority, Sutter                                                        @ 102.000
   Health Obligated Group (MBIA Ins.)

 5 Lancaster, CA, Combined Redev.          AAA          560,000   5.800    2023         08/01/03            548,565       550,150
   Project Areas (Housing Program),                                                     @ 102.000
   Tax Allocation Bonds, Issue of 1993
   (MBIA Ins.)

 6 The City of Los Angeles, CA,            AAA          540,000   5.700    2023         06/01/03            521,694       523,859
   Wastewater System Revenue Bonds,                                                     @ 102.000
   Ser. 1993 B (MBIA Ins.)

 7 The City of San Diego, CA,              AAA          325,000   5.900    2018         09/01/03            322,936       327,148
   Industrial Development Revenue                                                       @ 102.000
   Refunding Bonds (San Diego Gas &
   Electric Company), 1993 Ser. C
   (MBIA Ins.)

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 91
DEFINED ASSET FUNDS

PORTFOLIO OF THE CALIFORNIA TRUST (INSURED)
AS OF MAY 31, 2000

                                       Rating                                        Optional
    Portfolio No. and Title of            of           Face                          Redemption
            Securities(4)              Issues(1)       Amount  Coupon Maturities(3)  Provisions(3)             Cost      Value(2)
            _____________              _________       ______  ______ _____________  _____________             ____      ________

 8 The Regents of the Univ. of             AAA       $  100,000   5.000%   2023         09/01/03         $   87,085    $   86,752
   California, Rfdg. Rev. Bonds (1989                                                   @ 102.000
   Multiple Purpose Proj.), Ser. C
   (AMBAC Ins.)
                                                   ______________                                      ______________ ______________
TOTAL                                                $3,475,000                                          $3,320,533    $3,358,649
                                                   ==============                                      ============== ==============

        See Notes to Portfolios on Page D - 19.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 91 (NEW JERSEY INTERMEDIATE TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF MAY 31, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $3,529,123)(Note 1)......................                  $3,557,820
  Accrued interest receivable......................                      71,319
                                                                   _____________

              Total trust property.................                   3,629,139

LESS LIABILITIES:
  Advance from Trustee.............................   $   24,689
  Accrued expenses.................................        3,427         28,116
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  3,610 units of fractional undivided
    interest outstanding (Note 3)..................    3,560,619
  Undistributed net investment income..............       40,404
                                                    _____________
                                                                     $3,601,023
                                                                   =============
UNIT VALUE ($3,601,023/3,610 units)................                     $997.51
                                                                   =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 91 (NEW JERSEY INTERMEDIATE TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                             .........Years Ended May 31,............
                                                 2000         1999         1998
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $199,199     $219,105     $241,405
  Trustee's fees and expenses...............      (5,583)      (6,201)      (4,987)
  Sponsors' fees............................      (1,307)      (2,008)      (2,175)
  Organizational expenses...................      (1,000)      (1,000)      (1,000)
                                             _________________________________________
  Net investment income.....................     191,309      209,896      233,243
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................         405       23,004       20,725
  Unrealized appreciation (depreciation)
    of investments..........................    (175,531)     (30,477)     168,359
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................    (175,126)      (7,473)     189,084
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................    $ 16,183     $202,423     $422,327
                                             =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 91 (NEW JERSEY INTERMEDIATE TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                               .........Years Ended May 31,............
                                                   2000         1999         1998
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  191,309   $  209,896   $  233,243
  Realized gain on securities sold
    or redeemed...............................         405       23,004       20,725
  Unrealized appreciation (depreciation)
    of investments............................    (175,531)     (30,477)     168,359
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................      16,183      202,423      422,327
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (190,229)    (210,958)    (232,267)
  Principal...................................     (10,483)     (18,025)     (18,500)
                                               _________________________________________
  Total distributions.........................    (200,712)    (228,983)    (250,767)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  496, 353 and 466 units, respectively........    (500,218)    (372,986)    (488,728)
                                               _________________________________________
NET DECREASE IN NET ASSETS....................    (684,747)    (399,546)    (317,168)

NET ASSETS AT BEGINNING OF YEAR...............   4,285,770    4,685,316    5,002,484
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $3,601,023   $4,285,770   $4,685,316
                                               =========================================
PER UNIT:
  Income distributions during year............      $48.67       $48.91       $49.21
                                               =========================================
  Principal distributions during year.........       $2.64        $4.19        $3.90
                                               =========================================
  Net asset value at end of year..............     $997.51    $1,043.78    $1,050.75
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       3,610        4,106        4,459
                                               =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 91 (NEW JERSEY INTERMEDIATE TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 3,610 units at Date of Deposit..............    $3,700,972
      Less sales charge...................................       120,267
                                                           ______________
      Net amount applicable to Holders....................     3,580,705
      Redemptions of units - net cost of 1,390 units
        redeemed less redemption amounts..................       (45,323)
      Realized gain on securities sold or redeemed........        43,548
      Principal distributions.............................       (47,008)
      Net unrealized appreciation of investments..........        28,697
                                                           ______________

      Net capital applicable to Holders...................    $3,560,619
                                                           ==============

  4.  INCOME TAXES

      As of May 31, 2000, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $28,697, of which $31,523 related to appreciated securities and $2,826 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $3,529,123 at May 31, 2000.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 91
DEFINED ASSET FUNDS

PORTFOLIO OF THE NEW JERSEY (INTERMEDIATE) TRUST
AS OF MAY 31, 2000

                                       Rating                                         Optional
    Portfolio No. and Title of            of             Face                         Redemption
            Securities                 Issues(1)         Amount  Coupon Maturities(3) Provisions(3)            Cost      Value(2)
            __________                 _________         ______  ______ _____________ _____________            ____      ________
 1 New Jersey Bldg. Auth., State Bldg.     AA        $  215,000   4.500%   2004         06/15/03         $  208,060    $  209,500
   Rev. Bonds, 1994 Ser.                                                                @ 102.000

 2 New Jersey Economic Development         AA           295,000   6.150    2007         06/01/05            298,711       305,635
   Authority, Econ. Dev. Revenue                                                        @ 102.000
   Bonds (Dwight - Englewood School                     265,000   6.250    2008         06/01/05            268,315       275,173
   Iss.), Ser. 1995 (Asset Guaranty                                                     @ 102.000
   Ins.)(5)

 3 New Jersey Educl. Fac. Auth., Rfdg.     AAA          660,000   5.350    2007         07/01/03            665,082       662,587
   Rev. Bonds, Ramapo College of New                                                    @ 102.000
   Jersey Iss., Ser. 1993 E (MBIA
   Ins.)(5)

 4 New Jersey Hlth. Care Fac. Fin.         AAA           45,000   4.700    2006         07/01/03             43,131        43,433
   Auth., Rev. Bonds, St. Peter's Med.                                                  @ 102.000
   Ctr. Iss., Ser. F (MBIA Ins.)(5)

 5 New Jersey Hlth. Care Fac. Fin.         AA           370,000   5.500    2006         07/01/05            370,000       373,212
   Auth., Rev. Bonds, Warren Hosp.                                                      @ 101.000
   Oblig. Grp. Iss., Ser. 1995 (Asset                   100,000   5.600    2007         07/01/05            100,000       100,969
   Guaranty Ins.)(5)                                                                    @ 101.000

 6 New Jersey Hwy. Auth. (Garden State     AA-          190,000   4.700    2003         None                188,813       188,482
   Pkwy.), Sr. Pkway. Rev. Rfdg.
   Bonds, 1993 Ser.

 7 New Jersey Wastewater Treatment         AAA          685,000   4.300    2003         None                661,052       669,909
   Trust, Wastewater Treatment Ins.
   Bonds, Ser. 1993 (AMBAC Ins.)(5)

 8 County of Essex, NJ, General            AAA          440,000   5.100    2007         09/01/05            434,083       436,968
   Obligation Refunding Bonds of 1995,                                                  @ 102.000
   Ser. A-1 (AMBAC Ins.)(5)


MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 91
DEFINED ASSET FUNDS

PORTFOLIO OF THE NEW JERSEY (INTERMEDIATE) TRUST
AS OF MAY 31, 2000

                                       Rating                                         Optional
    Portfolio No. and Title of            of             Face                         Redemption
            Securities                 Issues(1)         Amount  Coupon Maturities(3) Provisions(3)            Cost      Value(2)
            __________                 _________         ______  ______ _____________ _____________            ____      ________

 9 Puerto Rico Pub. Bldgs. Auth., Pub.     A         $  290,000   5.300%   2003         None             $  291,876    $  291,952
   Educ. and Hlth. Fac. Rfdg. Bonds,
   Ser. M

                                                    ______________                                     ______________ ______________
                                                     $3,555,000                                          $3,529,123    $3,557,820
                                                    ==============                                     ============== ==============

TOTAL


        See Notes to Portfolios on Page D - 19.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 91 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF MAY 31, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $3,783,503)(Note 1)......................                  $3,762,854
  Accrued interest receivable......................                      84,019
                                                                   _____________

              Total trust property.................                   3,846,873

LESS LIABILITIES:
  Advance from Trustee.............................   $   23,777
  Accrued expenses.................................        3,581         27,358
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  3,984 units of fractional undivided
    interest outstanding (Note 3)..................    3,766,192
  Undistributed net investment income..............       53,323
                                                    _____________
                                                                     $3,819,515
                                                                   =============
UNIT VALUE ($3,819,515/3,984 units)................                     $958.71
                                                                   =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 91 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                             .........Years Ended May 31,............
                                                 2000         1999         1998
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................  $  225,276     $237,764     $246,888
  Trustee's fees and expenses...............      (5,882)      (6,220)      (2,762)
  Sponsors' fees............................      (1,425)      (1,969)      (1,190)
  Organizational expenses...................      (1,000)      (1,000)      (1,000)
                                             _________________________________________
  Net investment income.....................     216,969      228,575      241,936
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................      12,286       12,753        6,641
  Unrealized appreciation (depreciation)
    of investments..........................    (336,437)     (16,540)     239,072
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................    (324,151)      (3,787)     245,713
                                             _________________________________________

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................   $(107,182)    $224,788     $487,649
                                             =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 91 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                               .........Years Ended May 31,............
                                                   2000         1999         1998
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  216,969   $  228,575   $  241,936
  Realized gain on securities sold
    or redeemed...............................      12,286       12,753        6,641
  Unrealized appreciation (depreciation)
    of investments............................    (336,437)     (16,540)     239,072
                                               _________________________________________
  Net increase (decrease) in net assets
    resulting from operations.................    (107,182)     224,788      487,649
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (216,621)    (229,275)    (237,418)
  Principal...................................      (9,209)      (3,065)     (13,452)
                                               _________________________________________
  Total distributions.........................    (225,830)    (232,340)    (250,870)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  263, 132 and 143 units, respectively........    (260,302)    (138,205)    (148,766)
                                               _________________________________________
NET INCREASE (DECREASE) IN NET ASSETS.........    (593,314)    (145,757)      88,013

NET ASSETS AT BEGINNING OF YEAR...............   4,412,829    4,558,586    4,470,573
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................  $3,819,515   $4,412,829   $4,558,586
                                               =========================================
PER UNIT:
  Income distributions during year............      $52.86       $53.20       $53.17
                                               =========================================
  Principal distributions during year.........       $2.25        $0.71        $3.00
                                               =========================================
  Net asset value at end of year..............     $958.71    $1,039.05    $1,041.01
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........       3,984        4,247        4,379
                                               =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 91 (NEW YORK TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 3,984 units at Date of Deposit..............    $3,988,462
      Less sales charge...................................       179,489
                                                           ______________
      Net amount applicable to Holders....................     3,808,973
      Redemptions of units - net cost of 1,016 units
        redeemed less redemption amounts..................       (28,411)
      Realized gain on securities sold or redeemed........        32,005
      Principal distributions.............................       (25,726)
      Net unrealized depreciation of investments..........       (20,649)
                                                           ______________

      Net capital applicable to Holders...................    $3,766,192
                                                           ==============

  4.  INCOME TAXES

      As of May 31, 2000, net unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $20,649, of which $55,165 related to depreciated securities and $34,516 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,783,503 at May 31, 2000.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 91
DEFINED ASSET FUNDS

PORTFOLIO OF THE NEW YORK TRUST (INSURED)
AS OF MAY 31, 2000

                                       Rating                                         Optional
    Portfolio No. and Title of            of             Face                         Redemption
            Securities(4)              Issues(1)         Amount  Coupon Maturities(3) Provisions(3)            Cost      Value(2)
            _____________              _________         ______  ______ _____________ _____________            ____      ________
 1 New York State Energy R&D Auth.,        AAA       $  500,000   5.250%   2020         10/01/03         $  460,720    $  448,300
   Fac. Rfdg. Rev. Bonds (Consol.                                                       @ 102.000
   Edison Co. of NY, Inc. Proj.), Ser.
   1993 B (MBIA Ins.)

 2 New York State Med. Care Fac. Fin.      AAA          475,000   5.750    2019(6)      08/15/08            462,872       489,986
   Agy., Hosp. and Nursing Home FHS-                                                    @ 100.000
   Ins. Mtge. Rev. Bonds, 1992 Ser. C
   (MBIA Ins.)

 3 New York State Med. Care. Facs.         AAA          620,000   5.750    2025         02/15/05            602,777       589,391
   Fin. Agy., Montefiore Med. Ctr.,                                                     @ 102.000
   FHA-Ins. Mtge. Rev. Bonds, Ser.
   1995 A (AMBAC Ins.)

 4 New York State Thruway Auth., Gen.      AAA          150,000   6.000    2025(6)      01/01/05            150,617       158,019
   Rev. Bonds, Ser. C (Financial                                                        @ 102.000
   Guaranty Ins.)

 5 New York State Urban Dev. Corp.,        AAA          750,000   5.250    2018         01/01/03            694,080       680,280
   Correctional Cap. Fac. Rev. Bonds,                                                   @ 102.000
   1993 Rfdg. Ser. (AMBAC Ins.)

 6 County of Erie, NY, Gen. Oblig.         AAA          725,000   5.500    2025         06/15/05            689,308       674,772
   Bonds, 1995 Ser. B (Financial                                                        @ 101.500
   Guaranty Ins.)

 7 New York City, NY, Mun. Wtr. Fin.       AAA          775,000   5.375    2019         06/15/04            723,129       722,106
   Auth., Wtr. and Swr. Sys. Rev.                                                       @ 101.000
   Bonds, 1994 Ser. B (AMBAC Ins.)
                                                     ______________                                    ______________ ______________
TOTAL                                                  $3,995,000                                        $3,783,503    $3,762,854
                                                     ==============                                    ============== ==============

        See Notes to Portfolios on Page D - 19.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 91 (CALIFORNIA, NEW JERSEY INTERMEDIATE AND NEW YORK TRUSTS) DEFINED ASSET FUNDS


NOTES TO PORTFOLIOS
AS OF MAY 31, 2000

   (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

   (2) See Notes to Financial Statements.

   (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

   (4) Insured by AAA-rated insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   (5) Insured by the indicated municipal bond insurance company.

   (6) Bonds with an aggregate face amount of $625,000 for the New York Trust have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.

              Defined
            Asset Funds-Registered Trademark-

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--91
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Bank of New York                     investment company filed with the
1-800-221-7771                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         33-59029) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     15121--8/00

                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1 -- Form of Standard Terms and Conditions of Trust Effective as of October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

    1.11.1-- Merrill Lynch Code of Ethics (incorporated by reference to Exhibit
            1.11.1 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    1.11.2-- Municipal Investment Trust Fund Code of Ethics (incorporated by reference to Exhibit 1.11.2 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    4.1  --Consent of the Evaluator.

    5.1  --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Post-Effective Amendment No. 1 to Exhibit 9.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--409, 1933 Act File No. 333-81777).

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--91
                              DEFINED ASSET FUNDS

                                   SIGNATURES

    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES--91, DEFINED ASSET FUNDS, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 16TH DAY OF AUGUST, 2000.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS

     By JAY M. FIFE
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR

By the following persons, who constitute a majority of        Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:          have been filed
                                                                under the 1933 Act
                                                                File Numbers:
                                                                333-63417 and
                                                                333-63033

     MICHAEL A. CARPENTER
     DERYCK C. MAUGHAN

     By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute a majority of                  Powers of Attorney
  the Board of Directors of Prudential Securities                         have been filed
  Incorporated:                                                           under Form SE and
                                                                          the following 1933
                                                                          Act File Numbers:
                                                                          33-41631 and
                                                                          333-15919

     ROBERT C. GOLDEN
     ALAN D. HOGAN
     A. LAURENCE NORTON, JR.
     LELAND B. PATON
     VINCENT T. PICA II
     MARTIN PFINSGRAFF
     HARDWICK SIMMONS
     LEE B. SPENCER, JR.
     BRIAN M. STORMS

     By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073

     MARGO N. ALEXANDER
     TERRY L. ATKINSON
     BRIAN M. BAREFOOT
     STEVEN P. BAUM
     MICHAEL CULP
     REGINA A. DOLAN
     JOSEPH J. GRANO, JR.
     EDWARD M. KERSCHNER
     JAMES P. MacGILVRAY
     DONALD B. MARRON
     ROBERT H. SILVER
     MARK B. SUTTON

     By ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085,
  Reynolds Inc.:                            333-13039, 333-47553 and 333-89045

     BRUCE F. ALONSO
     RICHARD M. DeMARTINI
     RAYMOND J. DROP
     JAMES F. HIGGINS
     JOHN J. MACK
     MITCHELL M. MERIN
     STEPHEN R. MILLER
     PHILIP J. PURCELL
     JOHN H. SCHAEFER
     THOMAS C. SCHNEIDER
     ALAN A. SCHRODER
     ROBERT G. SCOTT

     By MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)